Basis of presentation	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Presentation [Abstract]
Basis of presentation
2.	Basis of presentation

a.

Statement of Compliance – These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS), its amendments and interpretations issued by the International Accounting Standards Board (IASB) issued and outstanding or issued and early adopted at the date of preparation of these consolidated financial statements.

b.	Translation into English – The accompanying consolidated financial statements have been translated from Spanish into English for use outside of Mexico.

c.

Basis of preparation – The consolidated financial statements have been prepared on the historical cost basis except for assets and liabilities assumed in the business combinations on the date of purchase, which were recorded at fair value.

–	Historical cost – Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

–

Fair value – The Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2, leasing transactions that are within the scope of IAS 17, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 or value in use in IAS 36.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1 inputs are quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date;
•	Level 2 inputs are other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
•	Level 3 inputs are unobservable inputs for the asset or liability

This is the first set of consolidated financial statements of the Company in which IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments has been applied, as well as early adopted IFRS 16 Leases. Changes in the main accounting policies are described in Note 2.e.

d.

Consolidation of financial statements – The consolidated financial statements include those of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and its subsidiaries in which the Company has control, for the years ended December 31, 2016, 2017 and 2018. The consolidated subsidiaries are as follows:

Company	% participation	Location	Activity
Aeropuerto de Aguascalientes, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto del Bajío, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Guadalajara, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Hermosillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de La Paz, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Los Mochis, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Manzanillo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Mexicali, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Morelia, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Puerto Vallarta, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de San José del Cabo, S.A. de C.V.	99.99%	Mexico	Operation of airport
Aeropuerto de Tijuana, S.A. de C.V.	99.99%	Mexico	Operation of airport
Corporativo de Servicios Aeroportuarios, S.A. de C.V. (CORSA)	99.99%	Mexico	Provides personnel services
Fundación Grupo Aeroportuario del Pacífico, A.C. (Fundación GAP)	99.99%	Mexico	Social advice and support infrastructure of educational institutions
Puerta Cero Parking, S.A. de C.V. (PCP)	99.99%	Mexico	Operation of parking lot
Servicios a la Infraestructura Aeroportuaria del Pacífico, S.A. de C.V. (SIAP)	99.99%	Mexico	Administrative services
Aerocomercializadora del Pacifico, S.A. de C.V.	99.99%	Mexico	Operation of hotel infrastructure and other commercial services (without operation in 2018)
Desarrollo de Concesiones Aeroportuarias, S.L. (Consolidated as of April 2015) (DCA)	100.0%	Spain	Management administration, maintenance, servicing of all types of infrastructure
MBJ Airports Limited (consolidated as of April 2015) (MBJA)	74.50%	Jamaica	Operation of airport
PAC Kingston Airport Limited (PACKAL)	99.99%	Jamaica	Operation of airport (without operation in 2018)
GA del Pacífico es do Brasil, LTDA	99.99%	Brazil	No operation

Control is achieved when the Company:

•	Has power over the investee;
•	Is exposed, or has rights, to variable returns from its involvement with the investee; and
•	Has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Profit and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company's accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

e.	Application of new and revised International Financing Reporting Standards

Application of new and revised International Financing Reporting Standards (“IFRSs” or “IAS”) and interpretations that are mandatorily effective for the current year

The Company has adopted IFRS 9, IFRS 15 and early adopted IFRS 16 from January 1, 2018 and another new IFRS standards and new interpretation issued by the International Accounting Standards Board (IASB), which did not have significant effect in the consolidated financial statements of the Company.

Impact of initial application of IFRS 9 Financial Instruments

During 2018, the Company adopted IFRS 9 - Financial Instruments and adjustments related to other IFRS Standards that are effective for the year beginning on or after January 1, 2018. This standard replaces IAS 39 – Instruments Financial: Recognition and Measurement. The Company has adopted IFRS 9 using the cumulative effect method, which allows the Company not to restate comparative financial statements; however, there were no effects of applying this standard at January 1, 2018, as explained below.

IFRS 9 introduced new requirements for:

a.	The classification and measurement of financial assets and financial liabilities,
b.	Impairment of financial assets, and
c.	General hedge accounting.

Details of these new requirements as well as their impact on the Company consolidated financial statements are described below:

(a)	Classification and measurement of i) financial assets and ii) Classification and measurement of financial assets

i)	Financial assets

IFRS 9 contains three principal classification categories for financial assets: i) measured at amortized cost, ii) Fair value through other comprehensive income (FVOCI) and iii) Fair value through other comprehensive income (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated.

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.

The Company reviewed and assessed the existing financial assets as at January 1, 2018 based on the facts and circumstances that existed at that date and concluded that the initial application of IFRS 9 has had the following impact on the Entity’s financial assets as regards their classification and measurement:

•	There is no change in the measurement of the Company investments in equity instruments that are held for trading; those instruments were and continue to be measured at FVTPL;

•

The financial assets classified as held-to-maturity and loans and accounts receivables under IAS 39 that were measured at amortized cost continue to be measured at amortized cost under IFRS 9, as they are held within a business model to collect contractual cash flows and these cash flows consist solely of payments of principal and interest on the principal amount outstanding.

None of the other reclassifications of financial assets have had any impact on the Company financial position, profit or loss, other comprehensive income or total comprehensive income in either year.

The effect of adopting IFRS 9 on the carrying amounts of financial assets at January 1, 2018 relates solely to the new impairment requirements.

The below chart explains the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Company financial assets as of January 1, 2018.

	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39		New carrying amount IFRS 9
Financial assets
Cash and cash equivalents	Financial assets	Amortised cost	Ps.	7,730,143	Ps.	7,730,143
Trade accounts receivable	Financial assets	Amortised cost		997,370		997,370
Derivative financial instruments	Fair value – hedging instrument	Fair value – hedging instrument		106,815		106,815

ii)	Financial liabilities

A significant change introduced by IFRS 9 in the classification and measurement of financial liabilities relates to the accounting for changes in the fair value of a financial liability designated as at FVTPL attributable to changes in the credit risk of the issuer.

Specifically, IFRS 9 requires that the changes in the fair value of the financial liability that is attributable to changes in the credit risk of that liability be presented in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in profit or loss.

The Changes in fair value attributable to credit risk are not subsequently reclassified to profit or loss, but are instead transferred to retained earnings when the financial liability is derecognized. Previously, under IAS 39, the entire amount of the change in the fair value of the financial liability designated as at FVTPL was presented in profit or loss.

In addition to the above, the application of IFRS 9 has not had an impact on the classification and measurement of the Company's financial liabilities.

The effect of adopting IFRS 9 on the carrying amounts of financial liabilities at January 1, 2018 relates solely to the new impairment requirements.

The below chart explains the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of the Company financial liabilities as of January 1, 2018.

	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount under IAS 39		New carrying amount IFRS 9
Financial liabilities
Long-term debt securities	Financial liabilities	Financial liabilities	Ps.	9,000,000	Ps.	9,000,000
Current and long term bank loans	Financial liabilities	Financial liabilities		4,252,258		4,252,258
Accounts payable	Financial liabilities	Financial liabilities		1,037,155		1,037,155

(a)	Impairment of financial assets

In relation to the impairment of financial assets, IFRS 9 requires an expected credit loss (ECL) model as opposed to an incurred credit loss model under IAS 39. This model of credit loss requires the Company to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition of the financial assets. That is, it is no longer necessary for a credit event to have occurred before credit losses are recognized.

Specifically, IFRS 9 requires the Company to recognize a loss allowance for expected credit losses on:

(1)	Debt investments measured subsequently at amortized cost or at FVTOCI,
(2)	Lease receivables,
(3)	Trade receivables and contract assets, and
(4)	Financial guarantee contracts to which the impairment requirements of IFRS 9 apply.

In particular, IFRS 9 requires the Company to measure the loss allowance for a financial instrument at an amount equal to the lifetime of ECL if the credit risk on that financial instrument has increased significantly since initial recognition, or if the financial instrument is a purchased or originated credit-impaired financial asset. However, if the credit risk on a financial instrument has not increased significantly since initial recognition (except for a purchased or originated credit-impaired financial asset), the Company is required to measure the loss allowance for that financial instrument at an amount equal to 12-months ECL. IFRS 9 also requires a simplified approach for measuring the loss allowance at an amount equal to lifetime ECL for trade receivables, contract assets and lease receivables in certain circumstances.

The Company has evaluated the application of the requirements for impairment of IFRS 9 as of January 1, 2018, where it was determined that the allowance for the expected credit losses is consistent with the policies previously used by the Company, therefore the application of this the Standard had no impact on the consolidated financial statements of the Company.

(a)	General hedge accounting.

The new general hedge accounting requirements retain the three types of hedge accounting. However, greater flexibility has been introduced to the types of transactions eligible for hedge accounting, specifically broadening the types of instruments that qualify for hedging instruments and the types of risk components of non-financial items that are eligible for hedge accounting. In addition, the effectiveness test has been replaced with the principle of an ‘economic relationship’. Retrospective assessment of hedge effectiveness is also no longer required.

IFRS 9 requires hedging gains and losses to be recognized as an adjustment to the initial carrying amount of non-financial hedged items (basis adjustment).  In addition, transfers from the hedging reserve to the initial carrying amount of the hedged item are not reclassification adjustments under IAS 1 Presentation of Financial Statements and hence they do not affect other comprehensive income. Hedging gains and losses subject to basis adjustments are categorized as amounts that will not be subsequently reclassified to profit or loss in other comprehensive income. This is consistent with the Entity’s practice prior to the adoption of IFRS 9.

Likewise, the Company does not record for hedge accounting, therefore, the application of the hedge accounting requirements of IFRS 9 has not had any other impact on the results and financial position of the Company for the current and future years or previous.

Impact of the application of IFRS 15 Revenue from Contracts with Customers

In the current year, the Company adopted IFRS 15 Revenue from contracts with customers that is effective for an annual period beginning on or after January 1, 2018. IFRS 15 defines a 5-step approach to the recognition of income. The following describes the new requirements and their impact on the consolidated financial statements of the Company.

The Company has adopted IFRS 15 using the cumulative effect method (without practical expedients); however, there were no effects of initially applying this standard, as of the date of initial application at January 1, 2018, (see note 21). Under the cumulative effect transition method the information presented for 2017 has not been restated it is presented, as previously reported, under IAS 18 Revenues and related interpretations Additionally, the disclosure requirements in IFRS 15 have been applied to comparative information.

IFRS 15 uses the terms ‘contract asset’ and ‘contract liability’ to describe what might more commonly be known as ‘accrued revenue’ and ‘deferred revenue’, however this standard does not prohibit an entity from using alternative descriptions in the statement of financial position. The Company has adopted the terminology used in IFRS 15 to describe such balances.

The Company accounting policies for its revenue streams are disclosed in detail in note 3.o and 21 below. Apart from providing more extensive disclosures for the Company revenue transactions, as explained above the application of IFRS 15 has no effects on the consolidated statements of financial position and/or financial performance of the Company.

Impact of application of IFRS 16 Leases

During 2018, the Company adopted early the IFRS 16 - Leases, which provides an integral model for the identification of lease agreements and their treatment in the consolidated financial statements, both for lessors and tenants. IFRS 16 replaced the current lease guidance that includes IAS 17 Leases and Related Interpretations, when it became effective for accounting periods beginning on or after January 1, 2018.

The Company has early adopted IFRS 16 by applying the modified retrospective approach as of January 1, 2018, which means that the comparative periods presented in the consolidated statement of financial position were not modified. The initial effect in the consolidated financial statements was not significant as explained below.

In contrast to the lessee's accounting, IFRS 16 substantially transfers the accounting requirements of the lessor in IAS 17.

–	Impact of the new definition of a lease

The Company used of the practical expedient available on transition to IFRS 16 not to reassess whether a contract is or contains a lease. Accordingly, the definition of a lease in accordance with IAS 17 and IFRIC 4 will continue to apply to those leases entered or modified before January 1, 2018.

The change in definition of a lease mainly relates to the concept of control. IFRS 16 distinguishes between leases and service contracts on the basis of whether the use of an identified asset is controlled by the customer. Control is considered to exist if the customer has:

•	The right to obtain substantially all of the economic benefits from the use of an identified asset; and
•	The right to direct the use of that asset.

The Company applied the definition of a lease and related guidance set out in IFRS 16 to all lease contracts entered into or modified on or after January 1, 2018 (whether it is a lessor or a lessee in the lease contract). In preparation for the first-time application of IFRS 16, the Company has carried out an implementation project in order to review and determinate the different types of contracts.

When measuring the lease liabilities, the Company discounted the lease payments using incremental borrowing rate as of January 1, 2018. The weighted average rate applied is 8.23%.

	January 1, 2018
Operating lease commitment at December 31, 2017 as disclosed in the Company consolidated financial statements	Ps.	62,948
Discount of the present value using the incremental loan rate at January 1, 2018.		(4,257)
Recognition exemption for:
Short – term leases		(680)
Lease liabilities recognised at January 1, 2018	Ps.	58,011

As of the date of these consolidated financial statements, the Company has evaluated its operating leases, which are for the rental of spaces for its corporate offices, leases of utility vehicles and operating vehicles. In accordance with this standard, all those contracts whose termination date is less than 12 months were recognized in the period's results in the cost of services item in the consolidated statement of income and other comprehensive income.

The effects in the consolidated financial statements as of January 1, 2018 for the assets for right of use were Ps.62,268 and the liability for assets in leases was Ps.58,011. The quantified amounts are not significant for the consolidated financial statements and retained earnings were not affected as required by IFRS 16.

Impact on Lessee Accounting

Policy applicable from January 1, 2018

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified assets for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

–

The contract involves the use of an identified asset – this may be specified explicitly or implicitly, and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;

–	The Company has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and
–

The Company has the right to direct the use of the asset. The Company has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decision about how and for what purpose the asset is used is predetermined, the Company has the right to direct the use of the asset if either:

–	the Company has the right to operate the asset; or
–	the Company designed the asset in a way that predetermines how and for what purpose it will be used.

The lease liabilities were measured at the present value of the remaining lease payments, discounted at the Company incremental borrowing rate as at January 1, 2018.

Right-of-use assets are measured at either:

–

Their carrying amount as if IFRS 16 had been applied since the commencement date, discounted using the lessee’s incremental borrowing rate at the date of initial application – the Company applied this approach to its largest property leases and vehicles; or

–	An amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments – the Company applied this approach to all other leases.

The Company recognizes a right-of-use asset at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The Company used the following practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17.

–	Applied a single discount rate to a portfolio of leases with similar characteristics.
–	Adjusted the right-of-use assets by the amount of IAS 37 onerous contract provision immediately before the date of initial application, as an alternative to an impairment review.
–	Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term.
–	Excluded initial direct costs from measuring the right-of-use asset at the date of initial application.
–	Used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.
–	Impact on Lessor Accounting

Under IFRS 16, a lessor continues to classify leases as either finance leases or operating leases and account for those two types of leases differently. However, IFRS 16 has changed and expanded the disclosures required, in particular regarding how a lessor manages the risks arising from its residual interest in leased assets.

Under IFRS 16, an intermediate lessor accounts for the head lease and the sublease as two separate contracts. The intermediate lessor is required to classify the sublease as a finance or operating lease by reference to the right-of-use asset arising from the head lease.

Annual Improvements to IFRS 2015 - 2017

IFRIC 22 Foreign Currency Transactions and Advance Consideration

IFRIC 22 addresses how to determine the ‘date of transaction’ for the purpose of determining the exchange rate to use on initial recognition of an asset, expense or income, when consideration for that item has been paid or received in advance in a foreign currency which resulted in the recognition of a non-monetary asset or non-monetary liability (for example, a non-refundable deposit or deferred revenue).

The Interpretation specifies that the date of transaction is the date on which the entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. If there are multiple payments or receipts in advance, the Interpretation requires an entity to determine the date of transaction for each payment or receipt of advance consideration.

The application of this amendment has no effect on the Company's consolidated financial statements.

j.

Functional and presentation currency – The consolidated financial statements and notes as of December 31, 2016, 2017 and 2018, and for the years then ended, are prepared in pesos, which is both, the functional and reporting currency of the Company and are presented in thousands of pesos.

The assets and liabilities of foreign operations, including the fair value of assets arising on acquisition, are translated at the exchange rates as of year–end for each period

Income and expenses of foreign operations are translated at the average exchange rate for the period of transactions. During 2016, 2017 and 2018, were as follows:

Currency	2016		2017		2018
Pesos / USD	Ps.	18.6568	Ps.	18.9326	Ps.	19.2357
USD / Euros		USD$1.1066		USD$1.1293		USD$1.1815

k.

Use of estimates and critical judgments in preparing the financial statements – The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the application of accounting policies relating to the reported amounts of assets, liabilities, income and expenses of the relevant period. Actual results could differ from these estimates. Information on the uncertainty in the use of assumptions and estimates that have a significant risk of resulting in a material adjustment within the next financial year are included in the following notes:

–	Expected credit loss (Note 6)
–	Definition of useful lives and depreciation and amortization periods (Note 3.c. and 3.d.)
–	Identification and classification of leases (Note 15)
–	Probability of recovery of deferred income tax from tax loss carryforwards (Note 12.g)
–	Recovery of tax on assets paid in prior years (Note 12.i)
–	Assumptions used to determine liabilities for retirement benefits (Note 18)
–	Contingency liabilities (Note 29)

In addition to the estimates, the Company makes critical judgments in applying its accounting policies, which have a material effect on the amounts recognized in the financial statements. Management believes that the decisions made are the most reasonable based on information available, on the judgments made and the way it manages the operation of the Company. Critical judgments relate to the following:

–

Accounting for the Concession – Management believes it has carried out a comprehensive implementation of the standards applicable to the accounting treatment of its concessions in Mexico and Jamaica and it determined that, among others, International Financial Reporting Interpretation (IFRIC) 12 Service Concession Arrangements is applicable to the Company. The Company treats its investments related to improvements and upgrades to be performed in connection with the MDP under the intangible asset model established by IFRIC 12 and does not recognize a provision for maintenance, as all investments required by the MDP, regardless of their nature, directly increase the Maximum Tariff per traffic unit (MT).  Accordingly, all amounts invested under the MDP have a direct correlation to the amount of fees the Company will be able to charge each passenger or cargo service provider, and thus, a direct correlation to the amount of revenues the Company will be able to generate. As result, management defines all expenditures associated with investments required by the MDP as revenue generating activities given that they ultimately provide future benefits, whereby subsequent improvements and upgrades made to the concession are recognized as intangible assets based on the principles of IFRIC 12. Additionally, compliance with the committed investments per the MDP is mandatory, as well as the fulfillment of the MT and therefore, in case of default in any of these obligations (MDP or MT), the Company could be subject to sanctions and even its concession could be revoked.  To determine the amortization period of the intangible associated with the improvements and upgrades made to comply with the MDP, the Company focuses on the period over which they will generate future economic benefits or the concession term, whichever is less.

h.

Income from operations – This line item is comprised by total revenues less operating costs, including other income, net. See Note 26 for the components of other income, net.  Although the presentation of income from operations is not required by nor is it defined under IFRS, it is included in the consolidated statements of profit or loss and other comprehensive income because management believes it represents a useful and reliable measure of the economic and financial performance of the Company.

i.

Comprehensive income – Comprehensive income comprised the net income of the period, plus other comprehensive income (loss) items of the same period. For the years ended December 31, 2016, 2017 and 2018, other comprehensive income are represented by the effects of translation of foreign subsidiaries and actuarial remeasurements. At the moment the assets and liabilities giving rise to other comprehensive income are realized, the latter are recognized in the income statement as long as permitted under IFRS.

j.	Classification of cost and expenses – Costs and expenses presented in the consolidated statements of profit or loss and other comprehensive income were classified according to their nature.